Equity - Schedule of Nonvested Share Activity (Details)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Equity [Abstract]
Options Non-vested, Beginning | shares	1,088,400
Options Vested | shares	(268,500)
Options Canceled | shares	(14,700)
Options Non-vested, Ending | shares	805,200
Weighted Average Grant Date Fair Value, Non-Vested Beginning Balance | $ / shares	$ 0.69
Weighted Average Grant Date Fair Value, Vested | $ / shares	0.59
Weighted Average Grant Date Fair Value, Canceled | $ / shares	0.66
Weighted Average Grant Date Fair Value, Non-Vested Ending Balance | $ / shares	$ 0.72